Operations (Details) - Schedule of generated an additional obligation - BRL (R$) R$ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2021		Jun. 30, 2020		Jan. 27, 2020
Schedule of generated an additional obligation [Abstract]
Consideration paid in cash	R$ 160,399
Price adjustment	5,365	R$ 3,518,952	[1]	R$ 1,872,701	[1]
Total consideration transferred	165,764
Net assets acquired	(154,733)					R$ 106,049
Difference recorded in equity (Note 19.b)	R$ 11,031	R$ (8,652)		R$ (5,725)

[1]	The fair value of the investment property on June 30, 2021 was R$3,518,952 (R$1,872,701 June 30, 2020). The fair value was determined based on a comparative market approach and was prepared by the Company’s specialists. The comparable sales value of investment properties is adjusted considering the specific aspects of each property, where the price per hectare is the most relevant assumption. The fair value presented is considered as level 3 in the fair value hierarchy and there were no reclassifications among levels in the year.